S000012069 [Member] Expense Example - S000012069 [Member]	Aug. 31, 2025 USD ($)
C000179749 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 113
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	1,593
C000032843 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	718
Expense Example, with Redemption, 3 Years	1,069
Expense Example, with Redemption, 5 Years	1,442
Expense Example, with Redemption, 10 Years	2,489
C000032846 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	790
Expense Example, with Redemption, 10 Years	$ 1,758